REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 53,995	$ 56,828
Refined metal sales	156,165	108,492
Total revenue	210,160	165,320
Concentrate Sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	54,042	57,011
Provisional Pricing Adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ (47)	$ (183)